SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	21 SUBSEQUENT EVENTS The Company has not identified any events with material financial impact on the Company’s consolidated financial statements.